Dividends (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of distributions made and proposed to equity shareholders	Remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.

Distributions made and proposed

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Amounts recognised as distributions to equity share holders:
Equity dividend on ordinary shares:
Interim dividend for the year: (March 31, 2019: ₹ 17.00/- and ₹ 1.85/- per share, March 31, 2020: ₹ 3.90/- per share, March 31, 2021: ₹ 9.50/- per share) a,b,c	70,043	14,441	35,187	481
Tax on above a,b,c ,e	14,370	—	—	—

Total	84,413	14,441	35,187	481

Preference dividend on redeemable preference shares d :
Preference dividend for the year: Nil (March 31, 2019: 7.5% p.a.)	1,299	—	—	—
Dividend distribution tax on preference dividend	274	—	—	—

Total	1,573	—	—	—

a)	An interim dividend of ₹ 9.50 per share was declared during the year ended March 31, 2021.
b)	An interim dividend of ₹ 3.90 per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.90 per share was waived by ESOP trust.
c)
Two interim dividends of
₹
 17.00 and
₹
 1.85 per share were declared during the year ended March 31, 2019. This includes interim dividend of
₹
 17.00 per share amounting to
₹
 255 million and dividend distribution tax of
₹
 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of
₹
 1.85 per share was waived by ESOP trust.

d)
Dividend at the rate of 7.5% p.a. on the redeemable preference shares of face value of
₹
 10/- per preference share for the period April 01, 2018 to October 27, 2018, as per their terms of issuance was declared during the year ended March 31, 2019. The same has been accounted for as interest cost and has been recorded in the Consolidated Statement of Profit or Loss. These preference shares were redeemed, along with dividend on October 26, 2018. (Refer Note 30)

e)	recognised in consolidated statements of profit or loss.